Income Tax Expense (Details) - Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax [Abstract]
Profit before income tax	RM 32,595,442	$ 7,102,486	RM 13,723,995	RM 27,058,298
Tax calculated at tax rate of 24%	7,822,906	1,704,597	3,293,759	6,493,992
- Non-taxable income	(13,656,207)	(2,975,662)	(5,032,188)
- Unutilised tax losses forfeited			2,437,874
- Unabsorbed tax losses	5,346,477	1,164,987
- Expenses not deductible for tax purposes	486,824	106,078	217,828	626,488
Total Effects of income			917,273	7,120,480
Over provision in prior year	(619,698)	(135,031)	(7,508,254)
Income tax expenses	RM (619,698)	$ (135,031)	RM (6,590,981)	RM 7,120,480